Bank Loan - Financial Covenants (Details) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt, as defined	CAD 228
Bank EBITDA, as defined	454
Financing and interest expenses, as defined	CAD 100
Position as at December 31, 2017
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt to Bank EBITDA (Maximum Ratio)	0.5
Interest Coverage (Minimum Ratio)	4.45
December 31, 2017 to March 31, 2018
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt to Bank EBITDA (Maximum Ratio)	5.00
Interest Coverage (Minimum Ratio)	1.25
June 30, 2018 to September 30, 2018
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt to Bank EBITDA (Maximum Ratio)	4.50
Interest Coverage (Minimum Ratio)	1.50
December 31, 2018
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt to Bank EBITDA (Maximum Ratio)	4.00
Interest Coverage (Minimum Ratio)	1.75
Thereafter
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt to Bank EBITDA (Maximum Ratio)	3.50
Interest Coverage (Minimum Ratio)	2.00